The Investment Company of America®
Investment portfolio
March 31, 2019
unaudited
Common stocks 92.78% Energy 9.62%	Shares	Value (000)
Baker Hughes, a GE Co., Class A	7,412,500	$ 205,475
BP PLC	21,480,000	156,249
Canadian Natural Resources, Ltd. (CAD denominated)	25,329,530	695,432
Chesapeake Energy Corp.[1]	20,000,000	62,000
Chevron Corp.	6,281,000	773,694
Concho Resources Inc.	8,234,349	913,683
Enbridge Inc.	3,842,772	139,339
Enbridge Inc. (CAD denominated)	2,500,000	90,545
EOG Resources, Inc.	15,574,500	1,482,381
Exxon Mobil Corp.	24,714,035	1,996,894
Halliburton Co.	7,700,000	225,610
Noble Energy, Inc.[2]	29,812,023	737,251
ONEOK, Inc.	2,868,000	200,301
Royal Dutch Shell PLC, Class B	7,410,000	234,330
Royal Dutch Shell PLC, Class B (ADR)	5,000,000	319,750
Schlumberger Ltd.	4,569,000	199,071
Southwestern Energy Co.[1]	9,247,030	43,369
Suncor Energy Inc.	4,890,292	158,490
TechnipFMC PLC	2,289,861	53,858
TOTAL SA	2,296,117	127,547
TransCanada Corp.	3,038,579	136,473
Williams Companies, Inc.	7,175,400	206,078
		9,157,820
Materials 3.64%
Alcoa Corp.[1]	6,144,610	173,032
BHP Group PLC	12,408,000	298,749
Celanese Corp.	1,435,000	141,505
DowDuPont Inc.	6,250,000	333,188
Freeport-McMoRan Inc.	47,582,699	613,341
International Flavors & Fragrances Inc.	1,829,961	235,681
Linde PLC	6,308,600	1,109,872
PPG Industries, Inc.	1,743,000	196,732
Rio Tinto PLC	1,529,000	88,838
Vale SA, ordinary nominative (ADR)	20,684,215	270,136
		3,461,074
Industrials 8.14%
3M Co.	1,000,000	207,780
Airbus SE, non-registered shares	3,795,000	501,905
BAE Systems PLC	51,320,100	322,445
Boeing Co.	400,000	152,568
Caterpillar Inc.	612,000	82,920
CSX Corp.	17,075,958	1,277,623
Equifax Inc.	237,000	28,085
General Dynamics Corp.	6,999,000	1,184,791
General Electric Co.	14,275,000	142,607
The Investment Company of America — Page 1 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Harris Corp.	2,000,000	$ 319,420
Illinois Tool Works Inc.	3,800,000	545,414
Johnson Controls International PLC	7,469,000	275,905
Komatsu Ltd.	1,793,000	41,585
L3 Technologies, Inc.	878,606	181,318
Lockheed Martin Corp.	1,250,000	375,200
Masco Corp.	5,650,000	222,102
Nielsen Holdings PLC	7,502,000	177,572
Northrop Grumman Corp.	1,309,000	352,907
Rolls-Royce Holdings PLC[1]	38,286,000	450,386
Safran SA	925,000	126,849
Stanley Black & Decker, Inc.	237,500	32,340
Union Pacific Corp.	1,405,568	235,011
United Technologies Corp.	3,951,852	509,354
		7,746,087
Consumer discretionary 10.03%
Amazon.com, Inc.[1]	1,177,600	2,097,011
Booking Holdings Inc.[1]	148,500	259,119
General Motors Co.	12,293,400	456,085
Hasbro, Inc.[2]	8,104,190	689,018
Home Depot, Inc.	7,465,000	1,432,459
Las Vegas Sands Corp.	5,157,900	314,426
Lowe’s Companies, Inc.	11,501,000	1,259,014
Marriott International, Inc., Class A	6,500,157	813,105
McDonald’s Corp.	5,450,000	1,034,955
NIKE, Inc., Class B	10,523,420	886,177
Ross Stores, Inc.	270,000	25,137
Toyota Motor Corp.	2,800,000	163,887
YUM! Brands, Inc.	1,216,329	121,402
		9,551,795
Consumer staples 10.88%
Altria Group, Inc.	22,857,787	1,312,723
British American Tobacco PLC	47,632,300	1,981,516
British American Tobacco PLC (ADR)	3,597,865	150,103
Coca-Cola Co.	21,886,000	1,025,578
Constellation Brands, Inc., Class A	33,306	5,839
Costco Wholesale Corp.	1,115,000	269,986
Diageo PLC	918,800	37,552
Hormel Foods Corp.	2,934,000	131,326
Imperial Brands PLC	5,466,000	186,843
Keurig Dr Pepper Inc.	11,219,652	313,814
Kraft Heinz Co.	3,595,768	117,402
Lamb Weston Holdings, Inc.[2]	9,618,810	720,833
Nestlé SA	8,260,098	787,229
PepsiCo, Inc.	3,600,000	441,180
Pernod Ricard SA	2,812,649	504,814
Philip Morris International Inc.	22,372,100	1,977,470
Reckitt Benckiser Group PLC	1,750,000	145,464
Walgreens Boots Alliance, Inc.	3,899,600	246,728
		10,356,400
The Investment Company of America — Page 2 of 8

unaudited
Common stocks (continued) Health care 16.64%	Shares	Value (000)
Abbott Laboratories	33,431,000	$ 2,672,474
AbbVie Inc.	44,755,693	3,606,861
Amgen Inc.	9,556,639	1,815,570
AstraZeneca PLC	2,624,300	209,499
Cigna Corp.	2,679,213	430,871
Daiichi Sankyo Co., Ltd.[3]	11,295,000	571,968
Edwards Lifesciences Corp.[1]	276,199	52,845
Eli Lilly and Co.	1,076,800	139,726
Gilead Sciences, Inc.	20,535,291	1,334,999
GlaxoSmithKline PLC	8,338,400	173,418
Humana Inc.	1,125,000	299,250
Illumina, Inc.[1]	1,000,000	310,690
Johnson & Johnson	1,100,000	153,769
Medtronic PLC	1,225,000	111,573
Merck & Co., Inc.	4,915,800	408,847
Novartis AG	2,198,000	211,423
Pfizer Inc.	665,000	28,243
Stryker Corp.	4,456,017	880,152
Teva Pharmaceutical Industries Ltd. (ADR)[1]	22,884,300	358,826
Thermo Fisher Scientific Inc.	2,816,000	770,796
UnitedHealth Group Inc.	5,263,397	1,301,428
		15,843,228
Financials 5.55%
American International Group, Inc.	11,446,377	492,881
Aon PLC, Class A	746,245	127,384
Banco Santander, SA	7,440,000	34,589
Bank of Montreal	2,343,478	175,347
Bank of New York Mellon Corp.	3,000,000	151,290
Barclays PLC	86,839,411	174,949
Berkshire Hathaway Inc., Class B1	3,550,000	713,159
BNP Paribas SA	5,100,000	243,769
Chubb Ltd.	1,750,000	245,140
CME Group Inc., Class A	1,299,000	213,789
First Republic Bank	1,494,000	150,087
JPMorgan Chase & Co.	7,957,000	805,487
Marsh & McLennan Companies, Inc.	2,500,000	234,750
Nasdaq, Inc.	1,670,952	146,192
PNC Financial Services Group, Inc.	1,000,000	122,660
S&P Global Inc.	150,000	31,582
Société Générale	3,915,000	113,195
SunTrust Banks, Inc.	487,000	28,855
UBS Group AG	11,180,000	135,519
Wells Fargo & Co.	9,069,000	438,214
Willis Towers Watson PLC	2,875,000	504,994
		5,283,832
Information technology 15.21%
Accenture PLC, Class A	3,980,000	700,560
Adobe Inc.[1]	659,399	175,723
Amphenol Corp., Class A	2,455,000	231,850
Apple Inc.	3,091,200	587,173
ASML Holding NV	2,070,773	388,387
Broadcom Inc.	6,889,000	2,071,591
Cisco Systems, Inc.	766,000	41,356
The Investment Company of America — Page 3 of 8

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Global Payments Inc.	217,000	$ 29,625
Intel Corp.	25,608,000	1,375,150
Intuit Inc.	549,000	143,514
Mastercard Inc., Class A	2,800,000	659,260
Microsoft Corp.	35,174,673	4,148,501
NetApp, Inc.	457,000	31,688
QUALCOMM Inc.	17,307,000	987,018
salesforce.com, inc.[1]	188,000	29,774
Samsung Electronics Co., Ltd.	12,900,000	507,431
ServiceNow, Inc.[1]	1,021,000	251,666
Skyworks Solutions, Inc.	3,550,000	292,804
Taiwan Semiconductor Manufacturing Co., Ltd.	8,350,000	66,512
TE Connectivity Ltd.	2,314,000	186,856
Texas Instruments Inc.	10,208,210	1,082,785
Visa Inc., Class A	235,000	36,705
Western Union Co.[2]	24,634,600	455,001
		14,480,930
Communication services 10.44%
Activision Blizzard, Inc.	524,000	23,858
Alphabet Inc., Class A1	1,661,300	1,955,167
Alphabet Inc., Class C1	1,415,859	1,661,242
BT Group PLC	13,527,900	39,282
CBS Corp., Class B	7,361,300	349,883
CenturyLink, Inc.	4,850,000	58,151
Comcast Corp., Class A	4,000,000	159,920
Discovery, Inc., Class C1	8,537,945	217,035
Facebook, Inc., Class A1	24,219,700	4,037,182
Fox Corp., Class A1	666,666	24,473
Netflix, Inc.[1]	763,500	272,234
Verizon Communications Inc.	15,302,500	904,837
Viacom Inc., Class B	3,907,000	109,669
Vodafone Group PLC	68,000,000	123,816
Walt Disney Co.	11,684	1,297
		9,938,046
Utilities 1.89%
American Electric Power Co., Inc.	3,769,088	315,661
Dominion Energy, Inc.	7,723,824	592,108
Edison International	5,169,900	320,120
Exelon Corp.	3,300,000	165,429
NextEra Energy, Inc.	440,000	85,061
Sempra Energy	2,566,300	322,995
		1,801,374
Real estate 0.74%
Alexandria Real Estate Equities, Inc. REIT	245,000	34,927
American Tower Corp. REIT	2,119,298	417,629
Crown Castle International Corp. REIT	255,000	32,640
Digital Realty Trust, Inc. REIT	280,000	33,320
Equinix, Inc. REIT	76,000	34,440
SBA Communications Corp. REIT[1]	769,737	153,686
		706,642
Total common stocks (cost: $62,462,879,000)		88,327,228
The Investment Company of America — Page 4 of 8

unaudited
Convertible stocks 0.04% Utilities 0.04%	Shares	Value (000)
Sempra Energy, Series A, 6.00% convertible preferred 2021	325,000	$ 34,352
Total convertible stocks (cost: $32,385,000)		34,352
Bonds, notes & other debt instruments 0.07% U.S. Treasury bonds & notes 0.07% U.S. Treasury 0.07%	Principal amount (000)
U.S. Treasury 2.75% 2023	$ 70,360	71,781
Total bonds, notes & other debt instruments (cost: $70,110,000)		71,781
Short-term securities 6.79% Money market investments 6.79%	Shares
Capital Group Central Cash Fund[2]	64,707,046	6,469,411
Total short-term securities (cost: $6,470,057,000)		6,469,411
Total investment securities 99.68% (cost: $69,035,431,000)		94,902,772
Other assets less liabilities 0.32%		302,606
Net assets 100.00%		$95,205,378
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2019, appear below.
	Beginning shares	Additions	Reductions	Ending shares	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Dividend income (000)	Value of affiliates at 3/31/2019 (000)
Common stocks 2.73%
Energy 0.77%
Noble Energy, Inc.	29,272,023	540,000	—	29,812,023	$ —	$ 178,237	$ 3,279	$ 737,251
Consumer discretionary 0.72%
Hasbro, Inc.	7,618,390	485,800	—	8,104,190	—	27,443	4,800	689,018
Consumer staples 0.76%
Lamb Weston Holdings, Inc.	10,333,473	—	714,663	9,618,810	(2,453)	13,804	2,006	720,833
Information technology 0.48%
Western Union Co.	24,634,600	—	—	24,634,600	—	34,735	4,927	455,001
Short-term securities 6.79%
Money market investments 6.79%
Capital Group Central Cash Fund	—	64,707,046	—	64,707,046	—	(646)	5,741	6,469,411
Total 9.53%					$(2,453)	$253,573	$20,753	$9,071,514
[1]	Security did not produce income during the last 12 months.
[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $571,968,000, which represented .60% of the net assets of the fund.
The Investment Company of America — Page 5 of 8

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The Investment Company of America — Page 6 of 8

unaudited
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Energy	$ 9,157,820	$ —	$ —	$ 9,157,820
Materials	3,461,074	—	—	3,461,074
Industrials	7,746,087	—	—	7,746,087
Consumer discretionary	9,551,795	—	—	9,551,795
Consumer staples	10,356,400	—	—	10,356,400
Health care	15,271,260	571,968	—	15,843,228
Financials	5,283,832	—	—	5,283,832
Information technology	14,480,930	—	—	14,480,930
Communication services	9,938,046	—	—	9,938,046
Utilities	1,801,374	—	—	1,801,374
Real estate	706,642	—	—	706,642
Convertible stocks	34,352	—	—	34,352
Bonds, notes & other debt instruments	—	71,781	—	71,781
Short-term securities	6,469,411	—	—	6,469,411
Total	$94,259,023	$643,749	$—	$94,902,772
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
The Investment Company of America — Page 7 of 8

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
© 2019 Capital Group. All rights reserved.
MFGEFPX-004-0519O-S66067	The Investment Company of America — Page 8 of 8